Subsequent Events (Details) - Forecast [Member] - shares	Jul. 13, 2026	Mar. 31, 2026
Common Shares [Member]
Subsequent Events [Line Items]
Number of shares issued	84,335,286
Number of shares outstanding	84,335,286
Fractional Shares [Member]
Subsequent Events [Line Items]
Number of shares issued		12,974,542
Number of shares outstanding		12,974,542